Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Contributions to ESOP	In addition, the subsidiaries made contributions to the ESOP as follows:

	Years ended December 31
	2021	2020

Number of shares issued	—	—

Fair value of stock contributed	$—	$—

Cash contributed	580	614

Total expense	$580	$614